Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Equity method investments		$ 184,693		$ 52,215
Operating expenses		164,309	$ 81,615
The Cool Pool Limited | Net (loss)/income from discontinued operations
Related Party Transaction [Line Items]
Operating expenses		$ 2,000
The Cool Pool Limited | Voyage Charter Hire And Commission Expenses
Related Party Transaction [Line Items]
Operating expenses	$ 2,900
Golar LNG Partners
Related Party Transaction [Line Items]
Distributions received	500
Expenses	0
Golar LNG Partners | Hilli LLC
Related Party Transaction [Line Items]
Cash dividends paid	$ 7,800